Loans Payable - Schedule of Loans Payable (Parentheticals) (Details) - Nonrelated Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Interest rate	$ 0	$ 23,040
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Interest rate	$ 0	$ 18,240
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Dec. 01, 2025	Dec. 01, 2025
Interest rate	$ 0	$ 26,786
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jul. 01, 2025	Jul. 01, 2025
Interest rate	$ 0	$ 24,986
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 12, 2024	Jan. 12, 2024
Interest rate	$ 1,000	$ 1,000
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 23, 2024	Jan. 23, 2024
Interest rate	$ 2,500	$ 2,500